SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation		ITC Holdings consolidates its majority owned subsidiaries. We eliminate all intercompany balances and transactions.
Use of Estimates
The preparation of the consolidated financial statements requires us to use estimates and assumptions that impact the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results may differ from our estimates.

Regulation
Our Regulated Operating Subsidiaries are subject to the regulatory jurisdiction of the FERC, which issues orders pertaining to rates, recovery of certain costs, including the costs of transmission assets and regulatory assets, conditions of service, accounting, financing authorization and operating-related matters. The utility operations of our Regulated Operating Subsidiaries meet the accounting standards set forth by the FASB for the accounting effects of certain types of regulation. These accounting standards recognize the cost based rate setting process, which results in differences in the application of GAAP between regulated and non-regulated businesses. These standards require the recording of regulatory assets and liabilities for certain transactions that would have been recorded as revenue and expense in non-regulated businesses. Regulatory assets represent costs that will be included as a component of future tariff rates and regulatory liabilities represent amounts provided in the current tariff rates that are intended to recover costs expected to be incurred in the future or amounts to be refunded to customers.

Cash and Cash Equivalents		We consider all unrestricted highly-liquid temporary investments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Excess Tax Benefits From Share-based Compensation
Excess tax benefits are recognized as an adjustment to income tax expense in the statement of operations. Cash retained as a result of those excess tax benefits is presented in the statement of cash flows as cash inflows from operating activities.

Accounts Receivables		We recognize losses for uncollectible accounts based on specific identification of any such items. As of December 31, 2017 and 2016, we did not have an accounts receivable reserve.
Inventories		Materials and supplies inventories are valued at average cost. Additionally, the costs of warehousing activities are recorded here and included in the cost of materials when requisitioned.
Property, Plant and Equipment
Property, plant and equipment in service at our Regulated Operating Subsidiaries is stated at its original cost when first devoted to utility service. The gross book value of assets retired less salvage proceeds is charged to accumulated depreciation. The provision for depreciation of transmission assets is a significant component of our Regulated Operating Subsidiaries’ cost of service under FERC-approved rates. Depreciation is computed over the estimated useful lives of the assets using the straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes. The composite depreciation rate for our Regulated Operating Subsidiaries included in our consolidated statements of operations was 2.0%, 2.0% and 2.1% for 2017, 2016 and 2015, respectively. The composite depreciation rates include depreciation primarily on transmission station equipment, towers, poles and overhead and underground lines that have a useful life ranging from 45 to 60 years. The portion of depreciation expense related to asset removal costs is added to regulatory liabilities or deducted from regulatory assets and removal costs incurred are deducted from regulatory liabilities or added to regulatory assets. Certain of our Regulated Operating Subsidiaries capitalize to property, plant and equipment allowance for the cost of equity and borrowings used during construction ("AFUDC") in accordance with the FERC regulations. AFUDC represents the composite cost incurred to fund the construction of assets, including interest expense and a return on equity capital devoted to construction of assets. The interest component of AFUDC of $9 million, $9 million and $7 million was a reduction to interest expense for 2017, 2016 and 2015, respectively.
For acquisitions of property, plant and equipment greater than the net book value (other than asset acquisitions accounted for under the purchase method of accounting that result in goodwill), the acquisition premium is recorded to property, plant and equipment and amortized over the estimated remaining useful lives of the assets using the straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes.
Property, plant and equipment includes capital equipment inventory stated at original cost consisting of items that are expected to be used exclusively for capital projects.
Property, plant and equipment at ITC Holdings and non-regulated subsidiaries is stated at its acquired cost. Proceeds from salvage less the net book value of the disposed assets is recognized as a gain or loss on disposal. Depreciation is computed based on the acquired cost less expected residual value and is recognized over the estimated useful lives of the assets on a straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes.

General Interconnection Projects and Contributions in Aid of Construction
Certain capital investment at our Regulated Operating Subsidiaries relates to investments made under generator interconnection agreements. The generator interconnection agreements typically consist of both transmission network upgrades, which are a category of upgrades deemed by the FERC to benefit the transmission system as a whole, as well as direct connection facilities, which are necessary to interconnect the generating facility to the transmission system and primarily benefit the generating facility. As a result, generator interconnection agreements typically require the generator to make a contribution in aid of construction to our Regulatory Operating Subsidiaries to cover the cost of certain investments made by us as part of the agreement.
Our investments in transmission facilities are recorded to property, plant and equipment, and are recorded net of any contribution in aid of construction. We also receive refundable deposits from the generator for certain investment in network upgrade facilities in advance of construction, which are recorded to current or non-current liabilities depending on the expected refund date.

Available-For-Sale Securities
We have certain investments in debt and equity securities that are classified as available-for-sale securities. These investments currently fund our two supplemental nonqualified, noncontributory, retirement benefit plans for selected management employees as described in Note 11. Unrealized gains recorded for the investments are reported, net of tax, as a component of other comprehensive income (loss). Any unrealized losses (where cost exceeds fair market value) on the investments will also be reported, net of tax, as a component of other comprehensive income (loss), unless the unrealized loss is other than temporary, in which case it would be recorded as an investment loss in the consolidated statements of operations.

Impairment of Long-Lived Assets
Other than goodwill, our long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If the carrying amount of the asset exceeds the expected undiscounted future cash flows generated by the asset, the asset is written down to its estimated fair value and an impairment loss is recognized in our consolidated statements of operations.

Goodwill
Goodwill is not subject to amortization; however, goodwill is required to be assessed for impairment, and a resulting write-down, if any, is to be reflected in operating expense. We have goodwill recorded relating to our acquisitions of ITCTransmission and METC and ITC Midwest’s acquisition of the IP&L transmission assets. Goodwill is reviewed at the reporting unit level at least annually for impairment and whenever facts or circumstances indicate that the value of goodwill may be impaired. Our reporting units are ITCTransmission, METC and ITC Midwest as each entity represents an individual operating segment to which goodwill has been assigned.
In order to perform an impairment analysis, we have the option of performing a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, in which case no further testing is required. If an entity bypasses the qualitative assessment or performs a qualitative assessment but determines that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, a quantitative, fair value-based test is performed to assess and measure goodwill impairment, if any. If a quantitative assessment is performed, we determine the fair value of our reporting units using valuation techniques based on discounted future cash flows under various scenarios and consider estimates of market-based valuation multiples for companies within the peer group of our reporting units.

Deferred Financing Fees and Discount or Premium On Debt
Costs related to the issuance of long-term debt are generally recorded as a direct deduction from the carrying amount of the related debt and amortized over the life of the debt issue. Debt issuance costs incurred prior to the associated debt funding are presented as an asset. Unamortized debt issuance costs associated with the revolving credit agreements, commercial paper and other similar arrangements are presented as an asset (regardless of whether there are any amounts outstanding under those credit facilities) and amortized over the life of the particular arrangement. The debt discount or premium related to the issuance of long-term debt is recorded to long-term debt and amortized over the life of the debt issue.

Asset Retirement Obligations
A conditional asset retirement obligation is a legal obligation to perform an asset retirement activity in which the timing and/or method of settlement are conditional on a future event that may or may not be within our control. We have identified conditional asset retirement obligations primarily associated with the removal of equipment containing PCBs and asbestos. We record a liability at fair value for a legal asset retirement obligation in the period in which it is incurred. When a new legal obligation is recorded, we capitalize the costs of the liability by increasing the carrying amount of the related long-lived asset. We accrete the liability to its present value each period and depreciate the capitalized cost over the useful life of the related asset. At the end of the asset’s useful life, we settle the obligation for its recorded amount. We recognize regulatory assets for the timing differences between the incurred costs to settle our legal asset retirement obligations and the recognition of such obligations as applicable for our Regulated Operating Subsidiaries.

Financial Instruments
For derivative instruments that have been designated and qualify as cash flow hedges of the exposure to variability in expected future cash flows, the gain or loss on the derivative is initially reported, net of tax, as a component of other comprehensive income (loss) and reclassified to the consolidated statement of operations when the underlying hedged transaction affects net income. Any hedge ineffectiveness is recognized in net income immediately at the time the gain or loss on the derivative instruments is calculated. Refer to Note 9 for additional discussion regarding derivative instruments. Cash flows related to derivative instruments that are designated in hedging relationships are generally classified on the statement of cash flows in the same category as the cash flows from the associated hedged item.

Contingent Obligations
We are subject to a number of federal and state laws and regulations, as well as other factors and conditions that potentially subject us to environmental, litigation and other risks. We periodically evaluate our exposure to such risks and record liabilities for those matters when a loss is considered probable and reasonably estimable. Our liabilities exclude any estimates for legal costs not yet incurred associated with handling these matters. The adequacy of liabilities can be significantly affected by external events or conditions that can be unpredictable; thus, the ultimate outcome of such matters could materially affect our consolidated financial statements.

Revenues
Transmission Services
Through our Regulated Operating Subsidiaries, we generate nearly all our revenue from providing electric transmission services over our transmission systems. As independent transmission companies, our transmission services are provided and revenues are received based on our tariffs, as approved by the FERC. The transmission revenue requirements at our Regulated Operating Subsidiaries are set annually, using Formula Rates, and remain in effect for a one-year period. By updating the inputs to the formula and resulting rates on an annual basis, the revenues at our Regulated Operating Subsidiaries reflect changing operating data and financial performance, including the amount of network load on their transmissions systems (for our MISO Regulated Operating Subsidiaries), operating expenses and additions to property, plant and equipment when placed in service, among other items.
We recognize revenue for transmission services over time as transmission services are provided to customers (generally using an output measure of progress based on transmission load delivered). Customers simultaneously receive and consume the benefits provided by the Regulated Operating Subsidiaries’ services. We recognize revenue in the amount to which we have the right to invoice because we have a right to consideration in an amount that corresponds directly with the value to the customer of performance completed to date. As billing agents, MISO and SPP independently bill our customers on a monthly basis and collect fees for the use of our transmission systems. No component of the transaction price is allocated to unsatisfied performance obligations.
Transmission service revenue includes an estimate for unbilled revenues from service that has been provided but not billed by the end of an accounting period. Unbilled revenues are dependent upon a number of factors that require management’s judgment including estimates of transmission network load (for the MISO Regulated Operating Subsidiaries) and preliminary information provided by billing agents. Due to the seasonal fluctuations of actual load, the unbilled revenue amount generally increases during the spring and summer and decreases during the fall and winter. See Note 4 for information on changes in unbilled accounts receivable.
Other Services Revenue
Other services revenue consists of rental revenues, easement revenues, and amounts from providing ancillary services. A portion of other services revenue is treated as a revenue credit and reduces gross revenue requirement when calculating net revenue requirement under our Formula Rates. Total other services revenue for the three months ended March 31, 2018 and 2017 was $1 million.
Formula Rate True-Up
The true-up mechanism under our Formula Rates is considered an alternative revenue program of a rate-regulated utility given it permits our Regulated Operating Subsidiaries to adjust future rates in response to past activities or completed events in order to collect our actual revenue requirements under our Formula Rates. In accordance with our accounting policy, only the current year origination of the true-up is reported as a formula rate true-up. See “Cost-based Formula Rates with True-Up Mechanism” in Note 5 for more information on our Formula Rates.

Revenues from the transmission of electricity are recognized as services are provided based on FERC-approved cost-based formula rates. We record a reserve for revenue subject to refund when such refund is probable and can be reasonably estimated. This reserve is recorded as a reduction to operating revenues.
The cost-based formula rates at our Regulated Operating Subsidiaries include a true-up mechanism that compares the actual revenue requirements of our Regulated Operating Subsidiaries to their billed revenues for each year to determine any over- or under-collection of revenue requirements and record a revenue accrual or deferral for the difference. Refer to Note 5 under “Cost-Based Formula Rates with True-Up Mechanism” for a discussion of our revenue accounting under our cost-based formula rates.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
We have an Omnibus Plan, pursuant to which we may grant long term incentive awards of performance-based units and service-based units. The awards are classified as liability awards based on the cash settlement feature. The award units earn dividend equivalents which are also settled in cash at the end of the vesting period. Compensation cost is recognized over the expected vesting period and remeasured each reporting period based on Fortis’ stock price. The performance-based units ("PBU") are also remeasured each reporting period based on the applicable market and performance conditions in the awards. Compensation cost is adjusted for forfeitures in the period in which they occur and the final measure of compensation cost for the awards is based on the cash settlement amount.
We also have an Employee Share Purchase Plan which enables ITC employees to purchase shares of Fortis common stock. Our cost of the plan is based on the value of our contribution, as additional compensation to a participating employee, equal to 10% of an employee’s contribution up to a maximum annual contribution of 1% of an employee’s base pay and an amount equal to 10% of all dividends payable by Fortis on the Fortis shares allocated to an employee’s Fortis Amended and Restated 2012 Employee Share Purchase Plan ("ESPP") account.
Refer to Note 14 for additional discussion of the plans.

Comprehensive Income (Loss)
Comprehensive income (loss) is the change in common stockholder’s equity during a period arising from transactions and events from non-owner sources, including net income, any gain or loss recognized for the effective portion of our interest rate swaps and any unrealized gain or loss associated with our available-for-sale securities.

Income Taxes
Deferred income taxes are recognized for the expected future tax consequences of events that have been recognized in the consolidated financial statements or tax returns. Deferred income tax assets and liabilities are determined based on the differences between the financial statements and the tax bases of various assets and liabilities, using the tax rates expected to be in effect for the year in which the differences are expected to reverse, and classified as non-current in our consolidated statements of financial position.
The accounting standards for uncertainty in income taxes prescribe a recognition threshold and a measurement attribute for tax positions taken, or expected to be taken, in a tax return that may not be sustainable. As of December 31, 2017, we have not recognized any uncertain income tax positions.
We file income tax returns with the IRS and with various state and city jurisdictions. We are no longer subject to U.S. federal tax examinations for tax years 2012 and earlier. State and city jurisdictions that remain subject to examination range from tax years 2013 to 2016. In the event we are assessed interest or penalties by any income tax jurisdictions, interest and penalties would be recorded as interest expense and other expense, respectively, in our consolidated statements of operations.
Refer to Notes 6 and 10 for additional discussion on income taxes and tax reform.